FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Dec. 01, 2019
Equity instruments	$ 0	$ 2,966,110
Financial liabilities	1,277,200	0
Expected credit loss loans receivable	356,070
Allowance increase	101,085	142,159	$ 109,437
Cash	$ 4,305,461	$ 543,749		$ 3,452,022